UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         June 30, 2001

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  885 Third Avenue, 25th Floor
          New York, New York 10022

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (212) 583-8861

Signature, Place and Date of Signing:

Andrew Jacobson     New York, New York       July 20, 2001

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      9

Form 13F Information Table Value Total:      $92,956,864.00



List of Other Included Managers:




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FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone


Biovail Corp              Com		 09067J109 11845 272300Sh    Sole
272300     0    0
Elan PLC              	 ADR		 284131208 1696  27800Sh    Sole
27800     0    0
Embraer-Empresa Brasileira De Com        29081M102 14343 367300Sh    Sole
367300     0    0
Everest Re Group Ltd      Com		 G3223R108 10457 139800Sh    Sole
139800     0    0
Fomento Economico Mexicano SA Spon ADR Units 344419106  14752 344600Sh    Sole
344600     0    0
Precision Drilling Corp   Com            74022D100  16314  522200Sh    Sole
522200     0    0
RyanAIr Hldgs PLC	  Sponsored ADR  783513104  7538 145100Sh    Sole
145100     0    0
Teva Pharmaceutical Inds LADR            881624209  15569 249900Sh    Sole
249900     0    0
XL Capital		 CL A	         G98255105  443  5400Sh    Sole
5400     0    0
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